Exhibit 99
Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	October 2014
Payment Date	11/17/2014
Transaction Month	28
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,639,734,292.80	75,170	56.17 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$366,700,000.00	0.27214%	August 15, 2013
Class A-2 Notes	$497,600,000.00	0.470%	April 15, 2015
Class A-3 Notes	$502,000,000.00	0.580%	December 15, 2016
Class A-4 Notes	$133,250,000.00	0.790%	November 15, 2017
Class B Notes	$47,350,000.00	1.270%	December 15, 2017
Class C Notes	$31,570,000.00	1.690%	April 15, 2018
Class D Notes	$31,570,000.00	2.430%	January 15, 2019
Total	$1,610,040,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,869,864.78

Principal:
Principal Collections	$17,222,957.59
Prepayments in Full	$10,135,477.65
Liquidation Proceeds	$356,608.68
Recoveries	$45,995.98
Sub Total	$27,761,039.90
Collections	$29,630,904.68

Purchase Amounts:
Purchase Amounts Related to Principal	$330,402.64
Purchase Amounts Related to Interest	$1,566.71
Sub Total	$331,969.35

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$29,962,874.03

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	October 2014
Payment Date	11/17/2014
Transaction Month	28
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$29,962,874.03
Servicing Fee	$415,430.29	$415,430.29	$0.00	$0.00	$29,547,443.74
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$29,547,443.74
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$29,547,443.74
Interest - Class A-3 Notes	$114,728.49	$114,728.49	$0.00	$0.00	$29,432,715.25
Interest - Class A-4 Notes	$87,722.92	$87,722.92	$0.00	$0.00	$29,344,992.33
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,344,992.33
Interest - Class B Notes	$50,112.08	$50,112.08	$0.00	$0.00	$29,294,880.25
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,294,880.25
Interest - Class C Notes	$44,461.08	$44,461.08	$0.00	$0.00	$29,250,419.17
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,250,419.17
Interest - Class D Notes	$63,929.25	$63,929.25	$0.00	$0.00	$29,186,489.92
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$29,186,489.92
Regular Principal Payment	$27,381,929.12	$27,381,929.12	$0.00	$0.00	$1,804,560.80
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,804,560.80
Residuel Released to Depositor	$0.00	$1,804,560.80	$0.00	$0.00	$0.00
Total		$29,962,874.03

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$27,381,929.12
Total					$27,381,929.12
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$27,381,929.12	$54.55	$114,728.49	$0.23	$27,496,657.61	$54.78
Class A-4 Notes	$0.00	$0.00	$87,722.92	$0.66	$87,722.92	$0.66
Class B Notes	$0.00	$0.00	$50,112.08	$1.06	$50,112.08	$1.06
Class C Notes	$0.00	$0.00	$44,461.08	$1.41	$44,461.08	$1.41
Class D Notes	$0.00	$0.00	$63,929.25	$2.03	$63,929.25	$2.03
Total	$27,381,929.12	$17.01	$360,953.82	$0.22	$27,742,882.94	$17.23

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	October 2014
Payment Date	11/17/2014
Transaction Month	28

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$237,369,296.25	0.4728472	$209,987,367.13	0.4183015
Class A-4 Notes	$133,250,000.00	1.0000000	$133,250,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$481,109,296.25	0.2988182	$453,727,367.13	0.2818112

Pool Information
Weighted Average APR	4.380%	4.381%
Weighted Average Remaining Term	33.58	32.78
Number of Receivables Outstanding	36,890	35,831
Pool Balance	$498,516,351.77	$470,058,950.86
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$481,109,296.25	$453,727,367.13
Pool Factor	0.3040226	0.2866678

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,198,671.46
Targeted Credit Enhancement Amount	$8,198,671.46
Yield Supplement Overcollateralization Amount	$16,331,583.73
Targeted Overcollateralization Amount	$16,331,583.73
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$16,331,583.73

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,198,671.46
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,198,671.46
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,198,671.46

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	October 2014
Payment Date	11/17/2014
Transaction Month	28

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		121	$411,954.35
(Recoveries)		145	$45,995.98
Net Losses for Current Collection Period			$365,958.37
Cumulative Net Losses Last Collection Period			$8,655,213.56
Cumulative Net Losses for all Collection Periods			$9,021,171.93

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.88%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.25%	633	$10,585,313.48
61-90 Days Delinquent	0.24%	60	$1,149,957.70
91-120 Days Delinquent	0.08%	21	$383,944.62
Over 120 Days Delinquent	0.25%	62	$1,162,175.49
Total Delinquent Receivables	2.83%	776	$13,281,391.29

Repossession Inventory:
Repossessed in the Current Collection Period		25	$475,101.29
Total Repossessed Inventory		32	$682,675.79

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.5471%
Preceding Collection Period			0.6607%
Current Collection Period			0.9068%
Three Month Average			0.7049%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3711%
Preceding Collection Period			0.3849%
Current Collection Period			0.3991%
Three Month Average			0.3850%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer